Other disclosures - Credit Risk - Measurement uncertainty - Scenario probability weighting (Details)	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	20.30%	5.00%	10.10%
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	22.40%	20.80%	23.10%
Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	25.40%	46.70%	40.80%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	17.50%	21.00%	22.70%
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.40%	6.50%	3.30%